Note 5 - Intangible Assets and Goodwill - Future Amortization of Intangibles (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
2023	$ 263,363
2024	262,549
2025	230,252
2026	205,144
2027	202,825
Thereafter	359,468
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,523,601	$ 1,716,331